Business Combinations	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
Business Combinations
14.
Business Combinations

During the year ended December 31, 2022, the Company completed the acquisition of SafetyPay with the goal of furthering the expansion of alternative payment methods and direct bank integration in the Latin America market, as well as creating additional revenue opportunities for both of our segments. This acquisition was accounted for as a business combination and the operating results have been included in the Company’s consolidated financial statements since the date of the acquisition.

The following table summarizes the purchase price and fair value of the assets and liabilities acquired on acquisition during the year ended December 31, 2022. No purchase price adjustments were recorded during the year ended December 31, 2023.

Cash consideration	$449,790
Total purchase price	$449,790
Cash and cash equivalents	25,068
Trade and other receivables (1)	1,895
Deferred tax assets	12
Property, plant and equipment	371
Intangible assets (2)	223,300
Other assets - non-current	926
Trade and other payables	(20,539)
Deferred tax liability	(65,482)
Net assets acquired	$165,551
Goodwill (3)	$284,239

(1)
Gross contractual amounts receivable are equal to their book value where appropriate.
(2)
Intangible assets are primarily comprised of customer relationships, brands, and computer software.
(3)
Goodwill was primarily attributed to the expected synergies between the acquired businesses and the Company, the value of the employee workforce, new customer acquisitions and intangible assets that do not qualify for separate recognition at the time of acquisition. The goodwill is not deductible for income tax purposes. Purchase price adjustments of $9,608 were recorded during the year ended December 31, 2022 (Note 5).

The aggregate revenues and net loss of the acquired business, including interest, during 2022 of $31,408 and $21,325 respectively, are included in the Consolidated Statements of Comprehensive Loss from the date of acquisition.

The unaudited pro forma consolidated revenues and net loss for the Company for the year ended December 31, 2022 and 2021 were as follows, had these acquisitions occurred on January 1, 2021. These pro forma results are presented for informational purposes only and are not indicative of future operations or results that would have been achieved had the acquisitions been completed as of January 1, 2021.

	Year Ended December 31,
	2022	2021
Revenue	$1,498,772	$1,518,021
Net loss (1)	(1,855,983)	(139,750)

(1)
The pro forma net loss for 2022 was adjusted to exclude the acquisition-related costs and include additional amortization and interest expense that would have been charged assuming the intangible assets and associated debt had been recorded as of January 1, 2021. The pro forma net loss for 2021 was adjusted to include the acquisition-related costs and additional amortization and interest expense that would have been charged assuming the intangible assets and debt had been recorded as of January 1, 2021.

The Company incurred acquisition-related costs associated with this acquisition of approximately $13,863, of which $9,319 was recorded in "Restructuring and Other Costs" on the Consolidated Statements of Comprehensive Loss for the year ended December 31, 2022. The remaining costs were incurred in the year prior to acquisition.

International Card Services ("ICS"), Orbis Ventures S.A.C. (“PagoEfectivo”), and viaFintech

During the year ended December 31, 2021, the Company completed the acquisition of International Card Services (“ICS”) with the goal of furthering the expansion of the Merchant Solutions segment in the United States as well as obtaining new merchants. The Company also completed the acquisitions of Orbis Ventures S.A.C. (“PagoEfectivo”), and viaFintech with the goal of furthering the expansion of alternative payment methods in the Latin America and German markets as well as creating additional revenue opportunities for the Digital Wallets segment.

These acquisitions were accounted for as business combinations and the operating results have been included in the Company’s consolidated financial statements since the date of the acquisition. These acquisitions were not considered material business combinations individually.

The following table summarizes the aggregate purchase price and fair value of the assets and liabilities acquired on acquisitions during the year ended December 31, 2021 as described above which are considered material business combinations in the aggregate.

Cash consideration	$285,166
Contingent and deferred consideration payable (1)	25,781
Other adjustments for working capital	(1,656)
Total purchase price	$309,291
Cash and cash equivalents	21,646
Prepaid expenses and other current assets	460
Trade and other receivables (2)	3,596
Deferred tax assets	74
Property, plant and equipment	216
Intangible assets (3)	129,036
Other assets - non-current	337
Trade and other payables	(24,101)
Deferred tax liability	(38,093)
Net assets acquired	$93,171
Goodwill (4)	$216,120

(1)
Payable in cash subject to the future financial performance of the acquisitions. Represents the maximum amount of possible payments recognized as of the acquisition date. See Note 17, Fair Value Measurements for further details on our fair value methodology with respect to the contingent and deferred consideration payable.
(2)
Gross contractual amounts receivable are equal to their book value where appropriate.
(3)
Intangible assets are primarily comprised of customer relationships, brands, and computer software.
(4)
Goodwill was primarily attributed to the expected synergies between the acquired businesses and the Company, the value of the employee workforce, new customer acquisitions and intangible assets that do not qualify for separate recognition at the time of acquisition. The goodwill is not deductible for income tax purposes. Purchase price adjustments of $2,330 were recorded during the year ended December 31, 2022 (Note 5).

The aggregate revenues and net earnings of the acquired businesses during 2021 of $24,848 and $5,180 respectively, are included in the Consolidated Statements of Comprehensive Loss from the date of acquisition.

The unaudited pro forma consolidated revenues and net loss for the Company for the year ended December 31, 2021 and 2020 were as follows, had these acquisitions occurred on January 1, 2020. These pro forma results are presented for informational purposes only and are not indicative of future operations or results that would have been achieved had the acquisitions been completed as of January 1, 2020.

	Year Ended December 31,
	2021	2020
Revenue	$1,514,581	$1,449,217
Net loss (1)	(117,765)	(142,420)

(1)
The pro forma net loss for 2021 was adjusted to exclude the acquisition-related costs and include additional amortization and interest expense that would have been charged assuming the intangible assets and associated debt had been recorded as of January 1, 2020. The pro forma net loss for 2020 was adjusted to include the acquisition-related costs and additional amortization and interest expense that would have been charged assuming the intangible assets and debt had been recorded as of January 1, 2020.

The Company incurred acquisition-related costs associated with these acquisitions of approximately $2,647, which are recorded in "Restructuring and Other Costs" on the Consolidated Statements of Comprehensive Loss for the year ended December 31, 2021.

Openbucks

In August 2020, the Company completed the acquisition of Openbucks with the goal of accelerating the expansion of the Digital Wallets in the United States as well as benefit from certain partnerships with retailers. The total expected purchase price at the time of acquisition, including earnouts was $13,262, comprised of cash consideration of $9,760 and an additional contingent earnout to be paid in future periods based on earnings targets. The operating results of the acquisition have been included in the Company's consolidated financial statements since the date of acquisition. This acquisition was not considered a material business combination. During the year ended December 31, 2022, certain modifications were made to the earnout terms resulting in additional contingent consideration of $4,288. As of December 31, 2022, all contingent consideration had been paid related to this acquisition. Refer to Note 12 regarding changes in continent consideration payable during the year.